Business Combination (Details 1) - Alius Group Inc. [Member] $ in Thousands	Jan. 18, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Net assets	$ (5)
Intangible assets	3,062
Deferred taxes	(826)
Goodwill	14,551
Net assets acquired	$ 16,782